DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disposal Of Subsidiaries
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

As of April 28, 2023
USD’000

Right-of-use assets, net	3,756
Inventories, net	3,634
Trade receivables, net	405
Other receivables and prepayments	407
Cash and bank balances	36
Accrued liabilities and other payables	(2,696)
Amounts owed to related parties	(4,938)
Lease liabilities	(2,720)
Taxes payable	(11)

SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Assets and liabilities of the Disposal Group were classified as “Assets classified as held for sale” and “Liabilities directly associated with assets classified as held for sale” respectively, in accordance with IFRS 5 as at December 31, 2022, is summarized in the following table.

As of December 31, 2022
USD’000

ASSETS CLASSIFIED AS HELD FOR SALE

Right-of-use assets, net	4,485
Inventories, net	4,168
Trade receivables, net	1,694
Other receivables and prepayments	435
Cash and bank balances	44
Total assets of the Disposal Group held for sale	10,826

As of December 31, 2022
USD’000

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

Accrued liabilities and other payables	2,783
Amounts owed to related parties	5,083
Lease liabilities	4,832
Taxes payable	138
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	12,836

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information presented are for the years ended December 31, 2024, 2023 and 2022.

	Years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Financial performance
Net sales	-	381	5,602

Cost of goods sold	-	1,067	6,129

Gross profit (loss)	-	(686)	(527)

Other income	-	807	2,117
Selling and distribution expenses	-	(215)	(879)
Administrative expenses	-	(61)	(7,623)
Finance costs	-	(41)	(220)

Loss before taxation	-	(196)	(7,132)

Gain on disposal of discontinued operations	-	10,430	-

Net income (loss) for the year from discontinued operations	-	10,233	(7,132)

Cash flow information

Net cash generated from operating activities from discontinued operations	-	1,994	740

Net cash used in investing activities from discontinued operations	-	-	-

Net cash used in financing activities from discontinued operations	-	(2,020)	(2,126)

Net (decrease) increase in cash and cash equivalents from discontinued operations	-	(26)	(1,386)